Provisions	12 Months Ended
Jun. 30, 2024
Provisions
Provisions

26Provisions

	Other(1)	Tax(2)	Total
	£’000	£’000	£’000
At 1 July 2022	1,143	11,501	12,644
Charged to profit or loss:
Reassessment of provisions	(267)	264	(3)
Additional provisions recognized	—	298	298
At 30 June 2023	876	12,063	12,939
Charged to profit or loss:
Reassessment of provisions	(416)	(4,728)	(5,144)
At 30 June 2024	460	7,335	7,795
Less: non-current portion
Provisions	—	—	—
Current provisions	460	7,335	7,795

(1) Other provision

Other provision includes, amongst other items, make good provisions as the Group is required to restore the leased premises of its office spaces to their original condition at the end of the respective lease terms. A provision has been recognized based upon the estimated expenditure required to remove any leasehold improvements. The remaining term on such leased properties is between the balance sheet date and 9 years.

(2) Tax provision

Provision in respect of player related tax matters. The timing of cash outflows is by its nature uncertain but it is management’s best estimate that these will be made within the next 12 months.